Short Term Investments	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short term investments

Note 6 — Short term investments

Short term investments consist of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Marketable securities(1)	32,878,252	33,540,301	5,260,646

Fair value disclosure:

	December 31, 2020	December 31, 2020 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	32,878,252	32,878,252	—	—
	December 31, 2021	December 31, 2021 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	33,540,301	33,540,301	—	—

There is no transfer between the levels for the periods presented.

(1)    During the year ended December 31, 2020, the Company invested a total of approximately RMB 173.6 million in marketable securities and redeemed approximately RMB 151.1 million. During the year ended December 31, 2021, the Company invested a total of approximately RMB 149.1 million (USD 23.1 million) in marketable securities and redeemed approximately RMB 150.9 million (USD 23.4 million). The fair value change resulted in gains of approximately RMB 12.3 million and RMB 2.5 million (USD 0.4 million) for the years ended December 31, 2020 and 2021.